CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues, net	$ 614,026	$ 88,132	$ 1,969,598	$ 313,583	$ 320,383	$ 190,029
Cost of goods sold	365,863	15,185	1,087,540	71,133	79,126	39,365
Gross profit	248,163	72,947	882,058	242,450	241,257	150,664
Operating expenses:
General and administration	1,823,336	1,036,013	5,222,180	3,874,186	4,792,867	2,611,992
Sales and marketing	253,560	1,174,293	934,948	4,728,505	5,403,901	2,897,703
Research and development	904,378	1,250,736	2,555,223	4,411,266	5,416,425	3,076,502
Total operating expenses	2,981,274	3,461,042	8,712,351	13,013,957	15,613,193	8,586,197
Operating loss	(2,733,111)	(3,388,095)	(7,830,293)	(12,771,507)	(15,371,936)	(8,435,533)
Other income (expense)
Other income	7,262	7,915	16,275	12,223	12,691	4,422
Interest income	53	102	211	1,769	1,863	18,147
Interest expense	(463,761)	(615,518)	(1,403,576)	(1,891,802)	(2,929,369)	(2,663,645)
Change in fair value of derivative liability	(136,323)		(136,323)			(975,902)
Loss on disposal of fixed assets					(183,431)
Loss on extinguishment of debt						(44,353)
Impairment of deferred offering and financing costs associated with canceled financing efforts		(1,208,063)		(1,478,695)	(919,950)
Total other income (expense)	(592,769)	(1,815,564)	(1,523,413)	(3,356,505)	(4,018,196)	(3,661,331)
Loss before provision for income taxes	(3,325,880)	(5,203,659)	(9,353,706)	(16,128,012)	(19,390,132)	(12,096,864)
Provision for income taxes
Net loss	(3,325,880)	(5,203,659)	(9,353,706)	(16,128,012)	$ (19,390,132)	$ (12,096,864)
Foreign currency translation loss		(21,655)		(7,755)
Comprehensive loss	$ (3,325,880)	$ (5,225,314)	$ (9,353,706)	$ (16,135,767)
Net loss per share - basic (in Dollars per share)	$ (0.17)	$ (0.31)	$ (0.47)	$ (0.96)
Weighted average number of common shares outstanding, basic (in Shares)	19,756,465	16,910,643	19,756,175	16,851,371
Net loss per share – fully diluted (in Dollars per share)	$ (0.17)	$ (0.31)	$ (0.47)	$ (0.96)
Weighted average number of common shares outstanding, fully diluted (in Shares)	20,044,221	16,962,568	19,944,486	16,886,372
Net loss per share - basic and diluted (in Dollars per share)					$ (1.10)	$ (1.27)
Weighted average number of common shares outstanding (in Shares)					17,568,343	9,509,374